INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2014 Number	Mar. 31, 2013 Number
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	95	110
Series Fifteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	24	25
Series Sixteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	28	31
Series Seventeen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	17	25
Series Eighteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	18	20
Series Nineteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	9